SCHEDULE OF INVESTMENTS

December 31, 2024 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value (000)
COMMON STOCK
Canada — 3.3%
Canadian Pacific Kansas City Ltd.	21,385	$1,548

China — 1.8%
Tencent Holdings Ltd.	15,900	854

France — 9.1%
Alstom S.A. [1]	83,979	1,875
ArcelorMittal S.A.	24,519	570
Kering S.A.	7,208	1,779
		4,224
Germany — 4.5%
Infineon Technologies AG	35,117	1,146
SAP SE	3,801	935
		2,081
Israel — 1.5%
Check Point Software Technologies Ltd. [1]	3,773	704

Italy — 2.1%
Enel SpA	91,567	653
UniCredit SpA	8,514	341
		994
Japan — 7.3%
FANUC Corp.	34,100	891
Murata Manufacturing Co. Ltd.	28,000	444
Nintendo Co. Ltd.	13,100	763
Renesas Electronics Corp.	103,800	1,314
		3,412
Netherlands — 4.6%
Akzo Nobel NV	18,119	1,088
Heineken NV	8,390	597
Koninklijke Philips NV [1]	18,044	456
		2,141
South Korea — 3.5%
Samsung Electronics Co. Ltd.	45,943	1,639

United Kingdom — 21.1%
AstraZeneca PLC	7,037	922
Barclays PLC	458,060	1,538
BP PLC	172,897	851
Diageo PLC	29,313	931
Prudential PLC	124,488	993
Reckitt Benckiser Group PLC	23,425	1,417
Rolls-Royce Holdings PLC [1]	232,318	1,654

SCHEDULE OF INVESTMENTS (continued)

December 31, 2024 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value (000)
United Kingdom — (continued)
Shell PLC	11,732	$366
SSP Group PLC	516,559	1,168
		9,840
United States — 39.6%
Ally Financial Inc.	6,148	221
Alphabet Inc., Class C	8,134	1,549
Analog Devices Inc.	5,114	1,087
Aptiv PLC [1]	7,372	446
Axis Capital Holdings Ltd.	10,543	934
Biogen Inc. [1]	4,293	656
Boeing Co. [1]	5,093	901
Citigroup Inc.	18,042	1,270
Citizens Financial Group Inc.	10,998	481
Cognizant Technology Solutions Corp., Class A	11,967	920
Concentrix Corp.	6,474	280
Genpact Ltd.	16,567	712
Jones Lang LaSalle Inc. [1]	1,958	496
Live Nation Entertainment Inc. [1]	3,433	444
Merck & Co. Inc.	8,612	857
Meta Platforms Inc., Class A	1,456	853
Oracle Corp.	4,060	677
Pfizer Inc.	26,761	710
PG&E Corp.	35,734	721
Quest Diagnostics Inc.	4,362	658
TD SYNNEX Corp.	8,696	1,020
Walt Disney Co.	12,258	1,365
Zimmer Biomet Holdings Inc.	11,140	1,177
		18,435
Total Common Stock
(Cost $41,618) — 98.4%		45,872

SHORT-TERM INVESTMENT
Invesco Short-Term Investment Trust: Government &
Agency Portfolio, Institutional Class, 4.42% *	453,648	454

Total Short-Term Investment
(Cost $454) — 1.0%		454

Total Investments — 99.4%
(Cost $42,072)		46,326

Other Assets in Excess of Liabilities — 0.6%		282

Net Assets — 100.0%		$46,608

SCHEDULE OF INVESTMENTS (concluded)

December 31, 2024 (Unaudited)

*	The rate reported is the 7-day effective yield as of December 31, 2024.

[1]	Non-income producing security.

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments are measured at December 31, 2024:

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stock
Canada	$1,548	$—	$—	$1,548
China	854	—	—	854
France	4,224	—	—	4,224
Germany	—	2,081	—	2,081
Israel	704	—	—	704
Italy	—	994	—	994
Japan	—	3,412	—	3,412
Netherlands	2,141	—	—	2,141
South Korea	—	1,639	—	1,639
United Kingdom	9,840	—	—	9,840
United States	18,435	—	—	18,435
Total Common Stock	37,746	8,126	—	45,872
Short-Term Investment	454	—	—	454
Total Investments in Securities	$38,200	$8,126	$—	$46,326

Amounts designated as “—“ are $0 or are rounded to $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-003-3400